Warrant (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary Of The fair value of the warrant upon the issuance
The fair value of the warrant upon the issuance during the year ended December 31, 2022 is estimated with the following assumptions used respectively:

Year ended December 31,
2022
Risk-free rate of return	3.14%
Volatility	46.68%
Expected dividend yield	0.00%
Fair value of underlying ordinary share	US$41.41
Expected terms	2.5 years